Taxes (Details) - Schedule of Reconciles the Statutory Rate		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciles the Statutory Rate [Abstract]
PRC statutory tax rate		25.00%	25.00%
Effect of preferential tax rate	[1]	0.30%	(2.80%)
Additional deduction for R&D expenses		(0.30%)	0.00%
Non-deductible expenses		0.90%	0.00%
Effect of change in valuation allowance		(0.20%)	(4.30%)
Effect of different tax rates in a foreign jurisdiction		(6.60%)	0.00%
Effective tax rate		19.10%	17.90%

[1]	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the six months ended March 31, 2024 and 2023. For the six months ended March 31, 2024 and 2023, the tax saving as the result of the favorable tax rate and tax holiday amounted to $37,209 and $2,079, respectively.